Inventories - Inventories, Net of Allowance for Obsolete and Slow-Moving Goods (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials	€ 122,083	€ 106,258
Semifinished products	38,347	30,196
Finished products	113,033	92,994
Provision from slow moving and obsolescence	(18,142)	(16,194)	€ (13,251)
Total inventories	€ 255,321	€ 213,254